Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MISCOR GROUP, LTD.
Entity Central Index Key	0001295503
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Accounts receivable, net of allowance for doubtful accounts of $9 and $136, respectively	$ 6,526	$ 5,664
Inventories	5,767	6,173
Other current assets	922	673
Total current assets	13,215	12,510
PROPERTY AND EQUIPMENT, net	4,935	5,460
Finite Lived Intangible Assets [Line Items]
Intangible assets	6,286	6,705
Deferred income taxes	1,942	0
Deposits and other assets	67	109
Total other assets	8,295	6,814
Total assets	26,445	24,784
CURRENT LIABILITIES
Revolving credit line	3,722	2,439
Current portion of long-term debt	1,478	431
Current portion of long-term debt, officers and affiliates	0	1,053
Accounts payable	3,336	4,051
Accrued expenses and other current liabilities	1,293	1,786
Total current liabilities	9,829	9,760
LONG-TERM LIABILITIES
Long-term debt, less current portion	2,029	1,611
Long-term debt, officers and affiliates, less current portion	0	2,930
Total long-term liabilities	2,029	4,541
Total liabilities	11,858	14,301
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 800,000 shares authorized; no shares issued and outstanding	0	0
Common stock, no par value; 30,000,000 shares authorized; 11,807,826 and 11,785,826, shares issued, respectively, and 11,683,987 and 11,785,826 shares outstanding, respectively	59,346	59,344
Treasury stock, 123,839 and 0 shares, at cost, respectively	(74)	0
Accumulated deficit	(44,685)	(48,861)
Total stockholders' equity	14,587	10,483
Total liabilities and stockholders' equity	26,445	24,784
Technical Library [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets	522	555
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets	$ 5,764	$ 6,150

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Accounts receivable, allowance for doubtful accounts	$ 9	$ 136
STOCKHOLDERS' EQUITY
Preferred stock, par value (in Dollars per Share)	$ 0	$ 0
Preferred stock, shares authorized (in Shares)	800,000	800,000
Preferred stock, shares issued (in Shares)	0	0
Preferred stock, shares outstanding (in Shares)	0	0
Common stock, par value (in Dollars per Share)	$ 0	$ 0
Common stock, shares authorized (in Shares)	30,000,000	30,000,000
Common stock, shares issued (in Shares)	11,807,826	11,785,826
Common stock, shares outstanding (in Shares)	11,683,987	11,785,826
Treasury stock (in Shares)	123,839	0

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Service revenue	$ 27,990	$ 30,651
Product sales	21,712	15,236
Total revenues	49,702	45,887
COST OF REVENUES
Cost of service revenue	24,262	24,884
Cost of product sales	13,570	11,559
Total cost of revenues	37,832	36,443
GROSS PROFIT	11,870	9,444
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	8,796	8,247
INCOME FROM OPERATIONS	3,074	1,197
OTHER (INCOME) EXPENSE
Interest expense	737	969
Other expense (income)	24	(426)
Total other expense	761	543
NET INCOME BEFORE INCOME TAX BENEFIT	2,313	654
Income tax benefit	(1,863)	0
NET INCOME	$ 4,176	$ 654
BASIC INCOME PER COMMON SHARE (in Dollars per Share)	$ 0.35	$ 0.06
BASIC WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)	11,785,750	11,785,826
DILUTED INCOME PER COMMON SHARE (in Dollars per Share)	$ 0.35	$ 0.06
DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in Shares)	12,050,500	11,785,826

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]
Beginning balances at Dec. 31, 2010	$ 9,829	$ 59,344	$ 0	$ (49,515)
Beginning balances (in Shares) at Dec. 31, 2010		11,785,826
Purchase of treasury stock	0
Net income (loss)	654	0	0	654
Ending balances at Dec. 31, 2011	10,483	59,344	0	(48,861)
Ending balances (in Shares) at Dec. 31, 2011	11,785,826	11,785,826
Stock based compensation	2	2	0	0
Stock based compensation (in Shares)		22,000
Purchase of treasury stock	74	0	(74)	0
Purchase of treasury stock (in Shares)			(123,839)
Net income (loss)	4,176	0	0	4,176
Ending balances at Dec. 31, 2012	$ 14,587	$ 59,346	$ (74)	$ (44,685)
Ending balances (in Shares) at Dec. 31, 2012	11,683,987	11,683,987

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 4,176	$ 654
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,665	2,024
Deferred income tax credit	(1,942)	0
Stock-based compensation	2	0
Bad debt provision (recovery)	(71)	58
(Gain) loss on sale of equipment	13	(15)
Changes in operating assets and liabilities:
Accounts receivable	(791)	886
Inventories	406	(243)
Other current assets	(249)	(4)
Deposits and other non-current assets	50	(3)
Accounts payable	(715)	(509)
Accrued expenses and other current liabilities	(493)	(205)
Net cash provided by operating activities	2,051	2,643
INVESTING ACTIVITIES
Acquisition of property and equipment	(749)	(279)
Proceeds from disposal of property and equipment	15	18
Net cash utilized by investing activities	(734)	(261)
FINANCING ACTIVITIES
Payments on capital lease obligations	(33)	(32)
Short-term debt borrowings, net	1,283	(824)
Borrowings of long-term debt	2,500	1,072
Repayments of long-term debt	(4,985)	(2,548)
Purchase of treasury shares	(74)	0
Debt issuance costs paid	(8)	(50)
Net cash utilized by financing activities	(1,317)	(2,382)
DECREASE IN CASH	0	0
Cash, beginning of period	0	0
Cash, end of period	0	0
Cash paid during the period for:
Interest	$ 726	$ 953

BUSINESS OVERVIEW	12 Months Ended
Dec. 31, 2012
Business Overview [Abstract]
Business Overview

NOTE A – BUSINESS OVERVIEW

MISCOR Group, Ltd. (“MISCOR”), an Indiana Corporation, was organized in April 2004 as a holding company for Magnetech Industrial Services, Inc. (“MIS”) and its wholly owned subsidiary Martell Electric, LLC. In 2006, Martell Electric, LLC became a wholly owned subsidiary of MISCOR. MISCOR, with its wholly-owned subsidiaries, is referred to as the “Company”.

MIS, an Indiana corporation, is an Industrial Services company which, through its seven operating facilities, provides maintenance and repair services to the electric motor industry, repairs and manufactures industrial lifting magnets, provides engineering and repair services for electrical power distribution systems within industrial plants and commercial facilities, provides on-site services related to all services offered by MIS, and provides custom and standardized training in the area of industrial maintenance.

Martell Electric, LLC, provided electrical contracting services to institutions and commercial businesses.

HK Engine Components (“HKEC”) is a diesel engine components business comprised of two operating facilities, manufactures and remanufactures power assemblies for large diesel engines used in the rail, marine and power industries. HKEC also engineers, manufactures and sell other related components parts for these large engines. HKEC customers include companies that use, manufacture or distribute diesel engines and related components for the railroad, utilities, maritime and offshore drilling industries.

The Company’s customers are primarily located throughout the United States of America. As of December 31, 2012, the Company operated from nine locations in Alabama, Indiana, Ohio, West Virginia, Maryland, and California.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The consolidated financial statements include the accounts of MISCOR and its wholly owned subsidiaries, MIS and HKEC. All significant intercompany balances and transactions have been eliminated.

Reclassifications

Certain amounts from the prior year financial statements have been reclassified to conform to the current year presentation.

Cash equivalents

The Company considers all highly liquid investments with maturities of three months or less from the purchase date to be cash equivalents. The Company did not have any cash equivalents at December 31, 2012 and 2011.

Concentration of credit risk

The Company maintains its cash and cash equivalents primarily in bank deposit accounts. The Federal Deposit Insurance Corporation insures these balances up to certain limits per bank. The Company has not experienced any losses on its bank deposits and management believes these deposits do not expose the Company to any significant credit risk.

Accounts receivable and allowance for doubtful accounts

The Company carries accounts receivable at sales value less an allowance for doubtful accounts. The Company periodically evaluates accounts receivable and establishes an allowance for doubtful accounts based on a combination of specific customer circumstances, credit conditions and the history of write-offs and collections. The Company evaluates items on an individual basis when determining accounts receivable write-offs. The Company’s policy is not to charge interest on trade receivables after the invoice becomes past due. A receivable is considered past due if payment has not been received within agreed upon invoice terms.

The following is a summary of the allowance for doubtful accounts at December 31,

	2012	2011
Balance at beginning of year	$(136)	$(261)
Charges to expense/(recovery)	71	(58)
Deductions	56	183

Balance at end of year	$(9)	$(136)

Inventory

The Company values inventory at the lower of cost or market. Cost is determined by the first-in, first-out method. The Company periodically reviews its inventories and makes provisions as necessary for estimated obsolescence and slow-moving goods. The amount of such markdown is equal to the difference between cost of inventory and the estimated market value based upon assumptions about future demands, selling prices and market conditions.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the related assets using the straight-line method. Useful lives of property and equipment are as follows:

Buildings	30 years
Leasehold improvements	Shorter of lease term or useful life
Machinery and equipment	5 to 10 years
Vehicles	3 to 5 years
Office and computer equipment	3 to 10 years

The Company performs reviews for impairment of property and equipment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value. Assets to be disposed of are recorded at the lower of net book value or fair market value less cost to sell at the date management commits to a plan of disposal.

Debt issue costs

Costs incurred by the Company to secure senior debt financing are capitalized and amortized, as a charge to interest expense, over the term of the related financing agreement (See Note F, Senior Credit Facility).

With new financing obtained during 2012, the Company wrote off $47 in amortization during 2012 related to the debt issue costs associated with the 2011 refinancing with Wells Fargo.

As of December 31, 2012 and 2011, debt issuance costs were $8 and $47, net of accumulated amortization of $0 and $3, respectively.

Other intangible assets

Other intangible assets, consisting mainly of customer relationships and a technical library, were all determined to have a definite life and are amortized over the shorter of the estimated useful life or contractual life of the these assets, which range from 15 to 20 years. These intangible assets are being amortized under the straight-line method. Intangible assets with definite useful lives are periodically reviewed to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances do exist, the recoverability of intangible assets is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.

Revenue recognition

Revenue consists primarily of sales and service of industrial magnets, electric motors, electrical power distribution systems, and diesel power assemblies. Product sales revenue is recognized when products are shipped and both title and risk of loss transfer to the customer. Service revenue is recognized when all work is completed and the customer’s property is returned. For services to a customer’s property provided at the Company’s site, property is considered returned when the customer’s property is shipped back to the customer and risk of loss transfers to the customer. For service to a customer’s property provided at the customer’s site, property is considered returned upon completion of work. However, for service sales in which the contract price exceeds $75 and takes longer than 13 weeks to complete, the Company utilizes the percentage of completion methodology for revenue recognition.

Advertising costs

Advertising costs consist mainly of product advertisements and announcements published in trade publications, and are expensed when incurred. Advertising expense was $48 and $41 for the years ended December 31, 2012 and 2011, respectively.

Warranty costs

The Company warrants workmanship after the sale of its products and services, generally for a period of one year. An accrual for warranty costs is recorded based upon the historical level of warranty claims and management’s estimates of future costs.

Product warranty activity is as follows:

	December 31, 2012	December 31, 2011
Balance at beginning of period	$84	$217
Warranty claims paid	(92)	(64)
Warranty expense (recovery)	171	(69)

Balance at end of period	$163	$84

Income taxes

The Company accounts for income taxes using the asset and liabilities method. The Company classifies interest and penalties, if any, associated with its uncertain tax positions as a component of income tax expense. There were no interest or penalties recorded for the years ended December 31, 2012 and 2011 (See Note I, Income Taxes).

In recording deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those deferred income tax assets would be realizable. The Company considers the scheduled reversal of deferred income tax liabilities and projected future taxable income for this determination.

The Company is subject to audits by various taxing authorities, and the audits may result in proposed assessments where the ultimate resolution results in the Company owing additional taxes. The Company is required to establish reserves when the Company believes there is uncertainty with respect to certain positions and the Company may not succeed in realizing the tax benefit. The Company believes that its tax return positions are appropriate and supportable under relevant tax law. The Company has evaluated its tax positions for items of uncertainty and has determined that its tax positions are highly certain. The Company believes the estimates and assumptions used to support its evaluation of tax benefit realization are reasonable. Accordingly, no adjustments have been made to the consolidated financial statements for the years ended December 31, 2012 and 2011.

Other income

Other income is predominantly attributed to the recovery in various legal matters and a $100 non-refundable deposit which was recognized as income when a potential buyer of HKEC did not complete a transaction during 2011.

Stock based compensation

The cost of all share-based payments to employees, including grants of employee stock options, are recognized in the financial statements based upon their fair values at grant date, or the date of later modification, over the requisite service period.

Earnings per share

Basic earnings per common share excludes dilution and is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding for the year. Diluted earnings per common share are computed assuming the conversion of common stock equivalents, when dilutive.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates are required in accounting for inventory costing, asset valuations, costs to complete and depreciation. Actual results could differ from those estimates.

New accounting standards

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position, or cash flow.

INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
INVENTORIES	NOTE C – INVENTORIES Inventories consist of the following:

	December 31, 2012	December 31, 2011
Raw materials	$2,457	$2,725
Work-in-progress	1,879	2,144
Finished goods	1,431	1,304

	$5,767	$6,173

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE D – PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31:

	2012	2011
Land and Buildings	$1,815	$1,800
Leasehold Improvements	620	499
Machinery and Equipment	8,972	8,624
Construction in Progress	308	232
Vehicles	959	927
Office and Computer Equipment	2,482	2,395

	15,156	14,477
Less: Accumulated Depreciation	(10,221)	(9,017)

	$4,935	$5,460

Depreciation expense was $1,246 and $1,591 for years ended December 31, 2012 and 2011, respectively.

OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Other Intangible Assets [Abstract]
OTHER INTANGIBLE ASSETS

NOTE E – OTHER INTANGIBLE ASSETS

Other intangible assets consist of a technical library and customer relationships, and are reported net of accumulated amortization. The Company amortizes the cost of intangible assets over their expected useful lives which range from 15 to 20 years. The Company does not believe there is any significant residual value associated with intangible assets. Other intangible assets consist of the following:

		December 31, 2012			December 31, 2011
	Estimated Useful Lives (in Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer Relationships	15-20	$7,722	$(1,958)	$5,764	$7,722	$(1,572)	$6,150
Technical Library	20	700	(178)	522	700	(145)	555

Total		$8,422	$(2,136)	$6,286	$8,422	$(1,717)	$6,705

Amortization of intangible assets was $419 and $430 for the years ended December 31, 2012 and 2011, respectively.

The estimated future amortization expense related to intangible assets at December 31, 2012 is as follows:

Years Ending December 31,
2013	$421
2014	421
2015	421
2016	421
2017	421
Thereafter	4,181

Total	$6,286

SENIOR CREDIT FACILITY	12 Months Ended
Dec. 31, 2012
Senior Credit Facility [Abstract]
SENIOR CREDIT FACILITY

NOTE F – SENIOR CREDIT FACILITY

Senior credit Facility with PNC Bank

On December 24, 2012, the Company executed the Loan Agreement and Security Agreement (“PNC credit facility”) with its new primary lender, PNC Bank, National Association ( “PNC”). There are two components to the PNC credit facility: A Committed Line of Credit Note (“Line of Credit”) and a Term Note.

The Line of Credit allows for borrowings up to the lesser of (a) $6,500 or (b) the sum of 85% of eligible accounts receivable and 50% of eligible inventory. Additionally, the Line of Credit allows for Letter(s) of Credit in the aggregate at any time outstanding not to exceed $1,500. The Line of Credit bears interest at a rate per annum equal to the Daily LIBOR Rate plus the applicable “LIBOR Margin” as set based on certain metrics (effectively 2.96% at December 31, 2012). At December 31, 2012, $3,722 is outstanding on the Line of Credit, with $2,379 of availability on the Line of Credit.

The Term Note is for the amount of $2,500, together with interest accruing on the outstanding principal balance from December 24, 2012. This loan is collateralized by various real estate and equipment. The Term Note bears interest at a rate per annum equal to the Daily LIBOR Rate plus the applicable “LIBOR Margin” as set based on certain metrics (effectively 3.21% at December 31, 2012).

The Company is obligated to make equal monthly installments of $42, commencing on January 24, 2013, and continuing on the same day of each month thereafter. Interest shall be payable at the same time as the principal payments. Any outstanding principal and accrued interest shall be due and payable in full on December 24, 2017.

The provisions of the PNC credit facility include a lock-box arrangement and certain provisions that could potentially be interpreted as a subjective acceleration clause. More specifically, PNC, in its reasonable credit judgment, can assess additional reserves to the borrowing base calculation or reduce the advance rate against accounts receivable and inventories to account for changes in the nature of the Company’s business that alters the underlying base borrowing calculation. The reserve requirements may result in an over-advance borrowing position that could require an accelerated repayment of the over-advance portion. The Company does not anticipate any changes in its business practices that would result in any material adjustments to the borrowing base calculation. However, management cannot be certain that additional reserves will not be assessed by PNC to the borrowing base calculation. As a result, the Company classifies borrowings under the revolving note as a short-term obligation.

The Company paid a closing fee of $4 on the Line of Credit and a closing fee of $4 on the Term Note.

Senior credit facility with Wells Fargo – Terminated December 24, 2012

As of December 31, 2012, the Company no longer has a $5,000 secured revolving credit agreement (“WFB credit agreement”) with Wells Fargo Bank National Association (“Wells Fargo”). Borrowings under the WFB credit agreement were paid off with initial funding under the PNC credit facility. Interest under the WFB credit agreement was due monthly at LIBOR plus 3.50% (effectively 3.81% at December 24, 2012). The WFB credit agreement was amended several times over its term to adjust interest rates, maturity dates and covenants. The Company paid interest expense of approximately $156 for the year ended December 31, 2012, including debt issue cost amortization of $47. For the year ended December 31, 2011, the Company paid interest expense of approximately $211, including debt issue costs amortization of $3.

Additionally, under a machinery and equipment term loan (“M&E Loan”) with Wells Fargo, the Company has outstanding $0 at December 31, 2012 and $972 at December 31, 2011. Under the loan agreement, the Company made monthly installments of $27 plus interest. The Company paid interest expense of approximately $43 and $18 for the years ended December 31, 2012 and 2011, respectively. This loan was paid off early with initial funding under the PNC credit facility.

Covenants

Terms of the PNC Credit Facility require the Company to meet two financial covenants:

•

Maintain as of the end of each fiscal quarter, on a rolling four quarters basis, a ratio of Funded Debt to EBITDA of less than or equal to 2.50 to 1.00 at close and at December 31, 2012; and 2.25 to 1.00 at December 31, 2013 and thereafter,

•	Maintain as of the end of each fiscal quarter, on a rolling four quarters basis, a Fixed Charge Coverage Ratio of greater than or equal to 1.25 to 1.00.

As part of this agreement, certain bank covenants have been put into effect. In the event the Company is unable to attain the results established in the bank covenants, the Company may have future debt covenant violations and the lender could claim a default and demand repayment. If PNC demands immediate repayment of the outstanding borrowings under the credit agreement; currently, the Company may not have the means to repay or refinance the amounts that would be due. If demanded, and if the Company was unable to repay or refinance the amounts due under the credit agreement, PNC could exercise its remedies there under, including foreclosing on substantially all assets, which the Company has pledged as collateral to secure obligations under the credit agreement. As of December 31, 2012, the Company is not in violation of any covenants with PNC.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
LONG-TERM DEBT

NOTE G – LONG-TERM DEBT

Long-term debt consists of the following:

	December 31,	December 31,
	2012	2010
Term Note, as described above (See Note F—Senior Credit Facility)	$2,500	$—
Note payable to bank in monthly installments of $3 through November 16, 2014, plus interest at 8% secured by a security interest in certain equipment	63	94
Three notes payable to John Martell (the Company’s chairman) and BDeWees, Inc. and Xgen III, Ltd. (prior owners of acquired business) payable monthly at varying interest rates (effectively 7.5%, 10.5% and 10.5%, respectively, as of December 31, 2011) and due in 2013. Paid off early with intial funding from the PNC credit facility.	—	3,982
Machinery and equipment loan described above (See Note F—Senior Credit Facility)	—	972
Capital lease obligations	944	977

	3,507	6,025
Less: current portion	1,478	1,484

	$2,029	$4,541

See Note K, Related Party Transactions.

Capital lease obligations

The Company leases certain equipment under agreements that are classified as capital leases. The following is a summary of assets under capital leases:

	December 31,	December 31,
	2012	2011
Machinery and equipment	$746	$746
Vehicles and trailers	84	84
Computer equipment and software	240	240
Furniture and office equipment	91	91
Less accumulated depreciation	(713)	(541)

	$448	$620

Minimum future lease payments required under capital leases as of December 31, 2012 are:

Year Ending December 31,	Amount
2013	$1,050
Less imputed interest	(106)

Present value of net minimum lease payments	$944

Maturities of long term debt

Aggregate maturities of long term debt, including capital leases, subsequent to December 31, 2012 are as follows:

Years Ending December 31,	Amount
2013	$1,478
2014	529
2015	500
2016	500
2017	500

$3,507

Following is a summary of interest expense for the years ended December 31, 2012 and 2011:

	Years ended December 31,
	2012	2011
Interest expense on principal	$690	$966
Amortization of debt issue costs	47	3

	$737	$969

Warrants associated with debt

The Company has outstanding warrants to purchase common stock. These warrants were issued in connection with certain financing transactions initiated prior to 2006, are all currently exercisable and have standard anti-dilution features. A summary of the Company’s warrant activity in 2012 and 2011 follows:

	Number of Warrant Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2011	308,197	$8.28
Granted	—	—
Exercised	—	—
Forfieted	—	—

Outstanding at December 31, 2011	308,197	$8.28
Granted	—	—
Exercised	—	—
Forfieted	(300,118)	(8.50)

Outstanding at December 31, 2012	8,079	$0.25

The following table summarizes information about the outstanding warrants as of December 31, 2012:

Exercise Price	Number of Warrant Shares	Weighted-Average Remaining Contractual Life (Years)
$ 0.25	8,079	0.42

STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION

NOTE H – STOCK BASED COMPENSATION

2005 Stock Option Plan

In August 2005, the board of directors adopted the 2005 Stock Option Plan (the “Plan”). The Plan provides for the grant of up to 80,000 shares of Incentive Stock Options (“ISO”), within the meaning of Section 422 of the Internal Revenue Code, or non-statutory stock options (“NQSO”) to the Company’s executive employees who are materially responsible for the management and operation of its business, and to the Company’s directors. In February 2008, the board of directors adopted an amendment to the Plan to increase the number of shares available under the Plan to 200,000. These options, which expire in five years after grant date, are exercisable in 25% cumulative increments on and after the first four anniversaries of their grant date. The exercise price of the ISOs and NQSOs granted under the Plan must be at least equal to 100% of the fair market value of the common stock of the Company at the date of grant. Also, ISOs may be granted to persons owning more than 10% of the voting powers of all classes of stock, at a price no lower than 110% of the fair market value of the common stock at the date of grant.

During 2011, no options were granted under the Plan. During 2012, options to acquire 31,000 shares of common stock were granted under the Plan. As of December 31, 2012, options to acquire a total of 220,000 options have been granted to participants, of which 138,000 have been forfeited or exercised, leaving 118,000 shares available for future option grants under the Plan.

The fair value of the options granted was estimated using the Black-Scholes valuation model. The Company has elected to use the simplified method of determining the expected term since it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The computation of expected volatility for stock-based awards is based on the historical volatility of comparable companies from a representative peer group selected based on industry and market capitalization data. The risk-free interest rates for the periods within the expected life of the option are based on the U.S. Treasury yield in effect at the date of the option grant. No dividend yield is assumed as the Company does not expect to pay dividends. The Company recorded compensation cost based on the grant date fair value of each option award. The total cost of each grant is recognized on a straight line basis over the four year period during which the employees are required to provide services in exchange for the award – the requisite service period.

The following table summarizes the weighted-average assumptions that were used to value the Company’s option grants along with the weighted-average fair value of options awards for 2012:

Expected volatility	48.89%
Risk free interest rate	0.60%
Expected term	3.75 years
Vesting period	4 years
Contractual term	5 years
Weighted average fair value	$0.11

The Company recorded compensation expense related to stock options of $2 and $0 for the years ended December 31, 2012 and 2011, respectively.

The activity in the Company’s stock option plan for the years ended December 31, 2012 and 2011 is as follows:

2012
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value in 000’s
Outstanding at beginning of year	53,000	$0.76
Granted	31,000	$0.35		$4
Exercised	—	$—		$—
Forfeited	(2,000)	$5.38		$—

Outstanding at December 31, 2012	82,000	$0.47	2.69	$13

Vested and Exercisable at December 31, 2012	31,472	$0.62	1.36	$9

2011
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	72,200	$2.19
Granted	—	$—		$—
Exercised	—	$—		$—
Forfeited	(19,200)	$6.15		$—

Outstanding at December 31, 2011	53,000	$0.76	3.31	$—

Vested and Exercisable at December 31, 2011	14,500	$1.30	2.36	$—

2005 Restricted Stock Purchase Plan

In August 2005, the board adopted the 2005 Restricted Stock Purchase Plan. The plan provides for the grant of offers to purchase up to 100,000 shares of restricted stock to the Company’s directors, officers and key employees. During 2012, the Company issued 12,000 shares of restricted stock to officers and key employees. As of December 31, 2012, 78,000 shares remain available to be issued.

A participant may not transfer shares acquired under the plan except in the event of the sale or liquidation of the Company. If within three years after shares are acquired under the plan, a participant terminates employment for any reason other than death, disability, retirement or good reason, the Company is required to purchase the participant’s shares for the same price the participant paid. If the participant terminates employment after three years or as a result of death, disability or retirement or for good reason, the Company is required to purchase the shares for a price equal to their fair market value.

Activity in the Company’s restricted stock plan for the years ended December 31, 2012 and 2011 is as follows:

	2012		2011
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at Beginning of Year	10,000	$0.35	12,000	$1.33
Granted	12,000	0.39	—	—
Vested	—	—	—	—
Forfeited	—	—	(2,000)	6.23

Non-vested at End of Year	22,000	$0.37	10,000	$0.35

No restricted stock is vested as of December 31, 2012.

The issuance of restricted stock is intended to lock-up key employees for a three year period. Restricted stock was valued based on the closing price of the Company’s common stock on the date of the grant, and the related expense is amortized on a straight line basis over the three year term of the restriction period.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE I – INCOME TAXES

Deferred income taxes result primarily from net operating loss (“NOL”) carryforwards and temporary differences in the bases of certain assets and liabilities for financial and income tax reporting purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011
Deferred Tax Assets:
Net Operating Loss Carryforwards	$6,866	$7,418
Capital Loss Carryforwards	2,432	2,432
Tax Credit Carryforwards	131	124
Accounts Receivable	4	55
Inventory	361	431
Warranty Reserve	65	34
Property, Equipment and Intangibles	1,176	1,451
Accrued Expenses and Other	—	17

Total Gross Deferred Tax Assets	11,035	11,962
Valuation Allowance	(9,093)	(11,962)

	$1,942	$—

The significant elements contributing to the differences between the United States federal statutory tax rate and the Company’s effective tax rate are as follows:

	December 31,
	2012	2011
Statutory U.S. federal income tax rate	34.0%	34.0%
State taxes, net of federal benefit	5.6%	5.6%
Permanent differences	1.3%	8.5%
Change in valuation allowance	-121.4%	-48.1%

Effective tax rate	-80.5%	0.0%

At December 31, 2012, there are $17,164 in tax NOL carryforwards available to the Company, which expire at various dates from 2023 through 2030. At December 31, 2012, the Company had unused capital loss carryforwards of $6,080 available to be applied against future capital gains that expire in 2015. In addition, at December 31, 2012 unused work opportunity credits of $124 and employers affected by hurricanes credits of $7 were available to be applied against future income taxes that expire from 2026 to 2029.

The Company had previously recorded valuation allowances on all of its net deferred income tax assets, tax credit carryforwards, and NOL carryforwards as it was not more likely than not that a future benefit would be realized. By the end of 2012, the cumulative taxable losses were offset by recent operating performance, which included positive taxable income for both 2011 and 2012. The improvement in profitability has been driven by the complete refinancing of the Company’s debt with significant reductions in borrowing costs and improved operational performance through restructuring and cost control. The Company concluded that the trend in earnings, the elimination of substantial costs through the restructuring, and its aligned cost structures results in the more likely than not realization of certain of the deferred future benefits. Due to economic uncertainty beyond the immediate future, the Company has only reversed $1,942 of the valuation allowance, which the Company reasonably estimates to be realizable in 2013.

For the year ended December 31, 2012, there was current income tax expense of $79, due to alternative minimum tax NOL limitations. For the year ended December 31, 2011, there was no current income tax expense.

The Company did not identify any uncertain tax positions taken or expected to be taken in a tax return which would require adjustment to the consolidated financial statements. The Company is subject to U.S. federal income tax as well was income tax in multiple state and local jurisdictions. Currently, no federal or state or local income tax returns are under examination. The tax years 2008 through 2012 remain open to examination by the major taxing jurisdictions to which the Company is subject.

OPERATING LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2012
Operating Lease Commitments [Abstract]
OPERATING LEASE COMMITMENTS

NOTE J – OPERATING LEASE COMMITMENTS

The Company leases its Hammond, Indiana, and Boardman, Ohio facilities from companies controlled by its Chairman under agreements expiring in August 2015. Renewal options are available for each property. The Company leases the Hagerstown, Maryland facility from a partnership, one partner of which is an officer of HKEC, under an agreement expiring in July 2016. The Company leases the Massillon, Ohio facility from a partnership, one partner of which is a former officer of MIS, under an agreement expiring in November 2017. The Company leases its Merrillville, Indiana, Huntington, West Virginia, and Visalia, California facilities from unrelated parties under agreements expiring before November 2016. Total rent expense for all facility leases was approximately $1,388 and $1,226 for the years ended December 31, 2012 and 2011, respectively, including $968 and $1,020, respectively to related parties.

The Company leased a facility in South Bend for its previous corporate offices from its Chairman of the Board and stockholder. This lease expired in August 2012. As a result of the closure and relocation of the corporate office to Massillon in 2010, the Company no longer uses this office space.

The Company also leases other manufacturing and office equipment and vehicles under operating leases with varying terms expiring through April 2017. Total rent expense under these leases was approximately $446 and $401 for years ended December 31, 2012 and 2011, respectively.

Future minimum lease payments required under the operating leases in effect as of December 31, 2012 are as follows, including $3,244 due to affiliates over the indicated years:

Years Ending December 31,
2013	$1,528
2014	1,504
2015	1,388
2016	999
2017	679

$6,098

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE K – RELATED PARTY TRANSACTIONS

As described in Note F – Senior Credit Facility, the Company retired three subordinated notes due to related parties in late 2012 with initial funding under the PNC credit facility. Outstanding aggregate balances on these notes were $2,180 and $3,982 as of December 24, 2012 and December 31, 2011, respectively. Interest expense related to these notes was $354 and $596 for the years ended December 31, 2012 and 2011, respectively.

See Note J – Operating Lease Commitments regarding related party leases.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE L – FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3—Inputs that are both significant to the fair value measurement and unobservable.

Assets measured at fair value

The Company’s non-financial assets, such as intangible assets and property and equipment, are measured at fair value when an impairment charge is recorded. Such impairment charges incorporate fair value measurements based on Level 3 inputs. No impairment indicators existed for the years ended December 31, 2012 and 2011.

Cash, accounts receivable, accounts payable and accrued expenses

The carrying amounts of these items are a reasonable estimate of their fair values (generally based on Level 3 inputs) because of the current maturities of these instruments.

Debt

As of December 31, 2012, rates currently available to the Company for long-term borrowings with similar terms and remaining maturities are used to estimate the fair value of existing borrowings at the present value of expected cash flows. Interest rates associated to the Company’s debt are now at variable rates, based on market rates, thus the debts fair value (generally based on Level 3 inputs) approximates its carrying value.

RETIREMENT PLANS	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
RETIREMENT PLANS

NOTE M – RETIREMENT PLANS

In connection with its collective bargaining agreements with various unions, the Company does not participate with other companies in the unions’ multi-employer pension plans. In 2002, the Company adopted two defined contribution profit-sharing plans covering substantially all of its full-time employees. The plans contain deferred-salary arrangements under Internal Revenue Code Section 401(k). One plan is for all employees not covered under collective bargaining agreements. Employer contributions may be made at the discretion of the board of directors. Under the second plan, which is for all employees covered by collective bargaining agreements, there is no provision for employer contributions. A particular subsidiary adopted a defined contribution profit-sharing plan covering substantially all of its full-time employees. The plan contains deferred-salary arrangements under Internal Revenue Code Section 401(k). Employer contributions may be made at the discretion of the board of directors. During the years ended December 31, 2012 and 2011, the Company contributed $26 and $0, respectively.

CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk [Abstract]
CONCENTRATIONS OF CREDIT RISK

NOTE N – CONCENTRATIONS OF CREDIT RISK

Customers

The Company grants credit, generally without collateral, to its customers, which are primarily in the steel, metal working, scrap, rail services and power industries. Consequently, the Company is subject to potential credit risk related to changes in economic conditions within those industries. However, management believes that its billing and collection policies are adequate to minimize the potential credit risk. At December 31, 2012 and 2011, approximately 36% and 25% of gross receivables were due from entities in the rail industry, 22% and 36% of gross accounts receivable were due from entities in the steel, metal working and scrap industries, and 6% and 10% of gross receivables were due from entities in the power industry. At December 31, 2012 and December 31, 2011, one customer accounted for 13% of gross accounts receivable. Two customers accounted for 18% and 17%, respectively, of sales for the year ended December 31, 2012 and one customer accounted for 21% of sales for the year ended December 31, 2011.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE O – COMMITMENTS AND CONTINGENCIES

Collective bargaining agreements

At December 31, 2012 and 2011, approximately 12% and 14% of the Company’s employees were covered by a multi-employer collective bargaining agreement which expires in December 2014.

Potential lawsuits

The Company is involved in disputes or legal actions arising in the ordinary course of business. Management does not believe the outcome of such legal actions will have a material adverse effect on the Company’s financial position or results of operations.

Employment agreements

On June 18, 2010, the Company entered into an employment agreement with its newly appointed President and CEO, Michael P. Moore. The agreement was for an initial one-year term, subject to earlier termination as provided in the agreement. At each contract year-end, the agreement will automatically renew for successive one-year periods unless either party, at least three months before the end of the initial term or any renewal term, requests termination or renegotiation of the agreement. The employment agreement provides for certain benefits to the executive if employment is terminated by the Company for cause, by the executive with good reason, or due to death or disability. The benefits include continuation of the executive’s base salary for six months, any earned but unpaid profit-sharing or incentive bonus, stock option and company-paid health insurance for six months.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE P – SEGMENT INFORMATION

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in Note B. The Company evaluates the performance of its reportable segments based on net income or loss. Summarized financial information concerning the Company’s reportable segments as of and for the years ended December 31, 2012 and 2011 is shown in the following tables:

2012	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Year ended December 31, 2012 Consolidated
External revenue:
Service revenue	$27,990	$—	$—	$—	$27,990
Product sales	4,184	17,528	—	—	21,712
Deprecation included in the cost of revenues	908	182	—	—	1,090
Gross profit	6,578	5,292	—	—	11,870
Other depreciation & amortization	464	2	109	—	575
Interest expense	139	7	591	—	737
Net income (loss)	(250)	3,238	1,188	—	4,176
Total assets	18,951	4,681	2,813	—	26,445
Capital expenditures	493	206	50	—	749

2011	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Year ended December 31, 2011 Consolidated
External revenue:
Service revenue	$30,651	$—	$—	$—	$30,651
Product sales	3,198	12,038	—	—	15,236
Deprecation included in the cost of revenues	1,066	361	—	—	1,427
Gross profit	6,720	2,724	—	—	9,444
Other depreciation & amortization	474	3	120	—	597
Interest expense	134	9	826	—	969
Net income (loss)	44	1,264	(654)	—	654
Total assets	20,396	3,643	745	—	24,784
Capital expenditures	134	8	137	—	279

SUPPLEMENTAL DISCLOSURES ON NON-CASH FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Non-Cash Investing and Financing Activities [Abstract]
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:	NOTE Q – SUPPLEMENTAL DISCLOSURES ON NON-CASH FINANCING ACITIVITIES

	Years ended December 31,
	2012	2011
Reduction of note payable through offset ofreceivable from a related party	$—	$379

INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
Income Per Share [Abstract]
INCOME PER SHARE

NOTE R – INCOME PER SHARE

The following table details the computation of basic and diluted earnings per common share for the years presented:

	December 31,
	2012	2011
Net income	$4,176	$654
Weighted-average common shares outstanding (basic)	11,785,750	11,785,826
Effect of dilutive securities from equity awards	264,750	—

Weighted-average common shares outstanding (diluted)	12,050,500	11,785,826
Basic earnings per common share	$0.35	$0.06

Dilutive earnings per common share	$0.35	$0.06

The weighted-average common shares outstanding (diluted) computation is not impacted during any period where the exercise price of a stock option is greater than the average market price because their effects were anti-dilutive. Excluded from the computation of diluted earnings per share are 1,000 stock options for the year ended December 31, 2012 and 53,000 stock options and 308,197 warrants for the year ended December 31, 2011.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Event [Abstract]
SUBSEQUENT EVENT

NOTE S – SUBSEQUENT EVENT

As previously disclosed on the Company’s current report on Form 8-K filed with the Securities and Exchange Commission on March 13, 2013, the Company entered into a plan of merger by and among Integrated Electrical Services, Inc. (“IES”) and the Company, dated as of March 13, 2013 (the “Merger Agreement”), whereby the Company will merge with and into IES, with IES as the surviving entity. Stockholders of the Company will have the right to elect to receive a guaranteed $1.415 per share or have their shares converted to shares of IES or a mix of cash consideration and stock consideration, depending if certain conditions are met.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation, Policy

Principles of consolidation

The consolidated financial statements include the accounts of MISCOR and its wholly owned subsidiaries, MIS and HKEC. All significant intercompany balances and transactions have been eliminated.

Reclassifications, Policy	Reclassifications Certain amounts from the prior year financial statements have been reclassified to conform to the current year presentation.
Cash Equivalents, Policy

Cash equivalents

The Company considers all highly liquid investments with maturities of three months or less from the purchase date to be cash equivalents. The Company did not have any cash equivalents at December 31, 2012 and 2011.

Concentration of Credit Risk, Policy

Concentration of credit risk

The Company maintains its cash and cash equivalents primarily in bank deposit accounts. The Federal Deposit Insurance Corporation insures these balances up to certain limits per bank. The Company has not experienced any losses on its bank deposits and management believes these deposits do not expose the Company to any significant credit risk.

Accounts Receivable and Allowance for Doubtful Accounts, Policy

Accounts receivable and allowance for doubtful accounts

The Company carries accounts receivable at sales value less an allowance for doubtful accounts. The Company periodically evaluates accounts receivable and establishes an allowance for doubtful accounts based on a combination of specific customer circumstances, credit conditions and the history of write-offs and collections. The Company evaluates items on an individual basis when determining accounts receivable write-offs. The Company’s policy is not to charge interest on trade receivables after the invoice becomes past due. A receivable is considered past due if payment has not been received within agreed upon invoice terms.

The following is a summary of the allowance for doubtful accounts at December 31,

	2012	2011
Balance at beginning of year	$(136)	$(261)
Charges to expense/(recovery)	71	(58)
Deductions	56	183

Balance at end of year	$(9)	$(136)

Inventory, Policy

Inventory

The Company values inventory at the lower of cost or market. Cost is determined by the first-in, first-out method. The Company periodically reviews its inventories and makes provisions as necessary for estimated obsolescence and slow-moving goods. The amount of such markdown is equal to the difference between cost of inventory and the estimated market value based upon assumptions about future demands, selling prices and market conditions.

Property and Equipment, Policy

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the related assets using the straight-line method. Useful lives of property and equipment are as follows:

Buildings	30 years
Leasehold improvements	Shorter of lease term or useful life
Machinery and equipment	5 to 10 years
Vehicles	3 to 5 years
Office and computer equipment	3 to 10 years

The Company performs reviews for impairment of property and equipment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value. Assets to be disposed of are recorded at the lower of net book value or fair market value less cost to sell at the date management commits to a plan of disposal.

Debt Issue Costs, Policy

Debt issue costs

Costs incurred by the Company to secure senior debt financing are capitalized and amortized, as a charge to interest expense, over the term of the related financing agreement (See Note F, Senior Credit Facility).

With new financing obtained during 2012, the Company wrote off $47 in amortization during 2012 related to the debt issue costs associated with the 2011 refinancing with Wells Fargo.

As of December 31, 2012 and 2011, debt issuance costs were $8 and $47, net of accumulated amortization of $0 and $3, respectively.

Other Intangible Assets, Policy

Other intangible assets

Other intangible assets, consisting mainly of customer relationships and a technical library, were all determined to have a definite life and are amortized over the shorter of the estimated useful life or contractual life of the these assets, which range from 15 to 20 years. These intangible assets are being amortized under the straight-line method. Intangible assets with definite useful lives are periodically reviewed to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances do exist, the recoverability of intangible assets is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.

Revenue Recognition, Policy

Revenue recognition

Revenue consists primarily of sales and service of industrial magnets, electric motors, electrical power distribution systems, and diesel power assemblies. Product sales revenue is recognized when products are shipped and both title and risk of loss transfer to the customer. Service revenue is recognized when all work is completed and the customer’s property is returned. For services to a customer’s property provided at the Company’s site, property is considered returned when the customer’s property is shipped back to the customer and risk of loss transfers to the customer. For service to a customer’s property provided at the customer’s site, property is considered returned upon completion of work. However, for service sales in which the contract price exceeds $75 and takes longer than 13 weeks to complete, the Company utilizes the percentage of completion methodology for revenue recognition.

Advertising Costs, Policy

Advertising costs

Advertising costs consist mainly of product advertisements and announcements published in trade publications, and are expensed when incurred. Advertising expense was $48 and $41 for the years ended December 31, 2012 and 2011, respectively.

Warranty Costs, Policy

Warranty costs

The Company warrants workmanship after the sale of its products and services, generally for a period of one year. An accrual for warranty costs is recorded based upon the historical level of warranty claims and management’s estimates of future costs.

Product warranty activity is as follows:

	December 31, 2012	December 31, 2011
Balance at beginning of period	$84	$217
Warranty claims paid	(92)	(64)
Warranty expense (recovery)	171	(69)

Balance at end of period	$163	$84

Income Taxes, Policy

Income taxes

The Company accounts for income taxes using the asset and liabilities method. The Company classifies interest and penalties, if any, associated with its uncertain tax positions as a component of income tax expense. There were no interest or penalties recorded for the years ended December 31, 2012 and 2011 (See Note I, Income Taxes).

In recording deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those deferred income tax assets would be realizable. The Company considers the scheduled reversal of deferred income tax liabilities and projected future taxable income for this determination.

The Company is subject to audits by various taxing authorities, and the audits may result in proposed assessments where the ultimate resolution results in the Company owing additional taxes. The Company is required to establish reserves when the Company believes there is uncertainty with respect to certain positions and the Company may not succeed in realizing the tax benefit. The Company believes that its tax return positions are appropriate and supportable under relevant tax law. The Company has evaluated its tax positions for items of uncertainty and has determined that its tax positions are highly certain. The Company believes the estimates and assumptions used to support its evaluation of tax benefit realization are reasonable. Accordingly, no adjustments have been made to the consolidated financial statements for the years ended December 31, 2012 and 2011.

Other Income, Policy

Other income

Other income is predominantly attributed to the recovery in various legal matters and a $100 non-refundable deposit which was recognized as income when a potential buyer of HKEC did not complete a transaction during 2011.

Stock Based Compensation, Policy

Stock based compensation

The cost of all share-based payments to employees, including grants of employee stock options, are recognized in the financial statements based upon their fair values at grant date, or the date of later modification, over the requisite service period.

Earnings Per Share, Policy

Earnings per share

Basic earnings per common share excludes dilution and is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding for the year. Diluted earnings per common share are computed assuming the conversion of common stock equivalents, when dilutive.

Use of Estimates, Policy

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates are required in accounting for inventory costing, asset valuations, costs to complete and depreciation. Actual results could differ from those estimates.

New Accounting Standards, Policy

New accounting standards

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position, or cash flow.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Allowance for Doubtful Accounts

	2012	2011
Balance at beginning of year	$(136)	$(261)
Charges to expense/(recovery)	71	(58)
Deductions	56	183

Balance at end of year	$(9)	$(136)

Schedule of Useful Lives of Property and Equipment

Buildings	30 years
Leasehold improvements	Shorter of lease term or useful life
Machinery and equipment	5 to 10 years
Vehicles	3 to 5 years
Office and computer equipment	3 to 10 years

Schedule of the Company's Product Warranty Activity

	December 31, 2012	December 31, 2011
Balance at beginning of period	$84	$217
Warranty claims paid	(92)	(64)
Warranty expense (recovery)	171	(69)

Balance at end of period	$163	$84

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule of Components of Inventory

	December 31, 2012	December 31, 2011
Raw materials	$2,457	$2,725
Work-in-progress	1,879	2,144
Finished goods	1,431	1,304

	$5,767	$6,173

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Components of Property and Equipment

	2012	2011
Land and Buildings	$1,815	$1,800
Leasehold Improvements	620	499
Machinery and Equipment	8,972	8,624
Construction in Progress	308	232
Vehicles	959	927
Office and Computer Equipment	2,482	2,395

	15,156	14,477
Less: Accumulated Depreciation	(10,221)	(9,017)

	$4,935	$5,460

OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Intangible Assets [Abstract]
Schedule of Finite Intangible assets

		December 31, 2012			December 31, 2011
	Estimated Useful Lives (in Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer Relationships	15-20	$7,722	$(1,958)	$5,764	$7,722	$(1,572)	$6,150
Technical Library	20	700	(178)	522	700	(145)	555

Total		$8,422	$(2,136)	$6,286	$8,422	$(1,717)	$6,705

Schedule of estimated future amortization expense related to intangible assets in subsequent periods

Years Ending December 31,
2013	$421
2014	421
2015	421
2016	421
2017	421
Thereafter	4,181

Total	$6,286

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule of Long-Term Debt

	December 31,	December 31,
	2012	2010
Term Note, as described above (See Note F—Senior Credit Facility)	$2,500	$—
Note payable to bank in monthly installments of $3 through November 16, 2014, plus interest at 8% secured by a security interest in certain equipment	63	94
Three notes payable to John Martell (the Company’s chairman) and BDeWees, Inc. and Xgen III, Ltd. (prior owners of acquired business) payable monthly at varying interest rates (effectively 7.5%, 10.5% and 10.5%, respectively, as of December 31, 2011) and due in 2013. Paid off early with intial funding from the PNC credit facility.	—	3,982
Machinery and equipment loan described above (See Note F—Senior Credit Facility)	—	972
Capital lease obligations	944	977

	3,507	6,025
Less: current portion	1,478	1,484

	$2,029	$4,541

Schedule of Assets Under Capital Leases

	December 31,	December 31,
	2012	2011
Machinery and equipment	$746	$746
Vehicles and trailers	84	84
Computer equipment and software	240	240
Furniture and office equipment	91	91
Less accumulated depreciation	(713)	(541)

	$448	$620

Schedule of Future Minimum Lease Payments Under Capital Leases

Year Ending December 31,	Amount
2013	$1,050
Less imputed interest	(106)

Present value of net minimum lease payments	$944

Schedule of maturities of long-term debt for subsequent periods

Years Ending December 31,	Amount
2013	$1,478
2014	529
2015	500
2016	500
2017	500

$3,507

Summary of Interest Expense

	Years ended December 31,
	2012	2011
Interest expense on principal	$690	$966
Amortization of debt issue costs	47	3

	$737	$969

Schedule of Warrant Activity

	Number of Warrant Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2011	308,197	$8.28
Granted	—	—
Exercised	—	—
Forfieted	—	—

Outstanding at December 31, 2011	308,197	$8.28
Granted	—	—
Exercised	—	—
Forfieted	(300,118)	(8.50)

Outstanding at December 31, 2012	8,079	$0.25

Summary of Outstanding Warrants

Exercise Price	Number of Warrant Shares	Weighted-Average Remaining Contractual Life (Years)
$ 0.25	8,079	0.42

STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Schedule of Weighted-Average Assumptions for Option Grants

Expected volatility	48.89%
Risk free interest rate	0.60%
Expected term	3.75 years
Vesting period	4 years
Contractual term	5 years
Weighted average fair value	$0.11

Summary of Stock Option Plan Activity

2012
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value in 000’s
Outstanding at beginning of year	53,000	$0.76
Granted	31,000	$0.35		$4
Exercised	—	$—		$—
Forfeited	(2,000)	$5.38		$—

Outstanding at December 31, 2012	82,000	$0.47	2.69	$13

Vested and Exercisable at December 31, 2012	31,472	$0.62	1.36	$9

2011
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	72,200	$2.19
Granted	—	$—		$—
Exercised	—	$—		$—
Forfeited	(19,200)	$6.15		$—

Outstanding at December 31, 2011	53,000	$0.76	3.31	$—

Vested and Exercisable at December 31, 2011	14,500	$1.30	2.36	$—

Summary of Restricted Stock Purchase Plan Activity

	2012		2011
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at Beginning of Year	10,000	$0.35	12,000	$1.33
Granted	12,000	0.39	—	—
Vested	—	—	—	—
Forfeited	—	—	(2,000)	6.23

Non-vested at End of Year	22,000	$0.37	10,000	$0.35

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Significant Components of Deferred Tax Assets and Liabilities

	December 31,
	2012	2011
Deferred Tax Assets:
Net Operating Loss Carryforwards	$6,866	$7,418
Capital Loss Carryforwards	2,432	2,432
Tax Credit Carryforwards	131	124
Accounts Receivable	4	55
Inventory	361	431
Warranty Reserve	65	34
Property, Equipment and Intangibles	1,176	1,451
Accrued Expenses and Other	—	17

Total Gross Deferred Tax Assets	11,035	11,962
Valuation Allowance	(9,093)	(11,962)

	$1,942	$—

Schedule of Effective Income Tax Rate Reconciliation

	December 31,
	2012	2011
Statutory U.S. federal income tax rate	34.0%	34.0%
State taxes, net of federal benefit	5.6%	5.6%
Permanent differences	1.3%	8.5%
Change in valuation allowance	-121.4%	-48.1%

Effective tax rate	-80.5%	0.0%

OPERATING LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Operating Lease Commitments [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases

Years Ending December 31,
2013	$1,528
2014	1,504
2015	1,388
2016	999
2017	679

$6,098

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Schedule of financial information concerning the company's reportable segments

2012	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Year ended December 31, 2012 Consolidated
External revenue:
Service revenue	$27,990	$—	$—	$—	$27,990
Product sales	4,184	17,528	—	—	21,712
Deprecation included in the cost of revenues	908	182	—	—	1,090
Gross profit	6,578	5,292	—	—	11,870
Other depreciation & amortization	464	2	109	—	575
Interest expense	139	7	591	—	737
Net income (loss)	(250)	3,238	1,188	—	4,176
Total assets	18,951	4,681	2,813	—	26,445
Capital expenditures	493	206	50	—	749

2011	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Year ended December 31, 2011 Consolidated
External revenue:
Service revenue	$30,651	$—	$—	$—	$30,651
Product sales	3,198	12,038	—	—	15,236
Deprecation included in the cost of revenues	1,066	361	—	—	1,427
Gross profit	6,720	2,724	—	—	9,444
Other depreciation & amortization	474	3	120	—	597
Interest expense	134	9	826	—	969
Net income (loss)	44	1,264	(654)	—	654
Total assets	20,396	3,643	745	—	24,784
Capital expenditures	134	8	137	—	279

SUPPLEMENTAL DISCLOSURES ON NON-CASH FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Non-Cash Investing and Financing Activities [Abstract]
Components of Non-Cash Financing Activities

	Years ended December 31,
	2012	2011
Reduction of note payable through offset ofreceivable from a related party	$—	$379

INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Income Per Share [Abstract]
Computation of Basic and Diluted earnings per common share from continuing operations

	December 31,
	2012	2011
Net income	$4,176	$654
Weighted-average common shares outstanding (basic)	11,785,750	11,785,826
Effect of dilutive securities from equity awards	264,750	—

Weighted-average common shares outstanding (diluted)	12,050,500	11,785,826
Basic earnings per common share	$0.35	$0.06

Dilutive earnings per common share	$0.35	$0.06

BUSINESS OVERVIEW (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Business Overview [Abstract]
Date company was organized (Date)	Apr 1, 2004
Number of operating locations (in Locations)	9
MIS [Member]
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Number of operating facilities (in Facilities)	7
HKEC [Member]
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Number of operating facilities (in Facilities)	2

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Maximum maturity period of cash equivalents (in Duration)	3 months
Cash equivalents	$ 0	$ 0
Write off of amortization related to debt issue costs	47
Debt issuance costs, net of accumulated amortization	8	47
Accumulated amortization, debt issuance costs	0	3
Finite Lived Intangible Assets [Line Items]
Minimum contract price for application of percentage completion methodoly for revenue recognition	75
Minimum contract duration for application of percentage completion methodoly for revenue recognition (in Duration)	3 months 7 days
Advertising expense	48	41
Product warranty period (in Duration)	1 year
Interest or penalties recorded in connection with uncertain tax positions	0	0
Adjustment to reduce net deferred tax asset	0	0
Non-refundable deposit recognized as income	100
Wells Fargo [Member] | Senior Credit Facility [Member]
Summary of Significant Accounting Policies [Abstract]
Accumulated amortization, debt issuance costs	$ 47	$ 3
Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	15 years
Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of the Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Allowance for doubtful accounts, balance at beginning of year	$ (136)	$ (261)
Allowance for doubtful accounts, charges to expense/(recovery)	71	(58)
Allowance for doubtful accounts, deductions	56	183
Allowance for doubtful accounts, balance at end of year	$ (9)	$ (136)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	30 years
Machinery and Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	10 years
Vehicles [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	3 years
Vehicles [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	5 years
Office and Computer Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	3 years
Office and Computer Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and equipment, useful life (in Duration)	10 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Balance at beginning of period	$ 84	$ 217
Warranty claims paid	(92)	(64)
Warranty expense (recovery)	171	(69)
Balance at end of period	$ 163	$ 84

INVENTORIES (Schedule of Components of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 2,457	$ 2,725
Work-in-progress	1,879	2,144
Finished goods	1,431	1,304
Total Inventories	$ 5,767	$ 6,173

PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment [Abstract]
Depreciation expense	$ 1,246	$ 1,591

PROPERTY AND EQUIPMENT (Components of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 15,156	$ 14,477
Less: accumulated depreciation	(10,221)	(9,017)
Property and equipment, net	4,935	5,460
Land and Buildings [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,815	1,800
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	620	499
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	8,972	8,624
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	308	232
Vehicles [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	959	927
Office and Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,482	$ 2,395

OTHER INTANGIBLE ASSETS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 419	$ 430
Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	15 years
Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years

OTHER INTANGIBLE ASSETS (Schedule Of Finite Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,422	$ 8,422
Accumulated Amortization	(2,136)	(1,717)
Intangible Assets, Net	6,286	6,705
Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	15 years
Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years
Technical Library [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years
Gross Carrying Amount	700	700
Accumulated Amortization	(178)	(145)
Intangible Assets, Net	522	555
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,722	7,722
Accumulated Amortization	(1,958)	(1,572)
Intangible Assets, Net	$ 5,764	$ 6,150
Customer Relationships [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	15 years
Customer Relationships [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years

OTHER INTANGIBLE ASSETS (Schedule Of Estimated Future Amortization Expense Related To Intagible Assets In Subsequent Periods) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets [Abstract]
Estimated amortization expense for 2013	$ 421
Estimated amortization expense for 2014	421
Estimated amortization expense for 2015	421
Estimated amortization expense for 2016	421
Estimated amortization expense for 2017	421
Estimated amortization expense, thereafter	4,181
Intangible Assets, Net	$ 6,286	$ 6,705

SENIOR CREDIT FACILITY (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 PNC Bank [Member]	Dec. 31, 2013 PNC Bank [Member]	Dec. 31, 2012 PNC Bank [Member] Line of Credit [Member]	Dec. 31, 2012 PNC Bank [Member] Term Note [Member]	Dec. 31, 2012 Wells Fargo [Member] Senior Credit Facility [Member]	Dec. 31, 2011 Wells Fargo [Member] Senior Credit Facility [Member]	Dec. 24, 2012 Wells Fargo [Member] Senior Credit Facility [Member]	Dec. 31, 2012 Wells Fargo [Member] M & E Loan [Member]	Dec. 31, 2011 Wells Fargo [Member] M & E Loan [Member]
Line of Credit Facility [Line Items]
Credit facility, initiation date (Date)			Dec 24, 2012		Dec 24, 2012	Dec 24, 2012
Credit facility, maximum borrowing capacity					$ 6,500	$ 2,500	$ 5,000
Credit facility collateral, percentage eligible accounts receivable (in Percent)					85.00%
Credit facility collateral, percentage eligible inventory (in Percent)					50.00%
Credit facility, capacity available for letters of credit					1,500
Credit facility, interest rate (Description)					Daily LIBOR	Daily LIBOR	LIBOR
Credit facility, effective interest rate (in Percent)					2.96%	3.21%			3.81%
Credit facility, amount outstanding					3,722					0	972
Credit facility, remaining borrowing capacity					2,379
Credit facility, frequency of payments (Description)			Monthly							Monthly
Credit facility, periodic payment amount			42							27
Credit facility, date of first required payment (Date)			Jan 24, 2013
Credit facility, due date (Date)			Dec 24, 2017
Credit facility, closing fee					4	4
Credit facility, basis spread (in Percent)							3.50%
Accumulated amortization, debt issuance costs	0	3					47	3
Interest expense paid							$ 156	$ 211		$ 43	$ 18
Fixed charge ratio to be maintained according to debt covenant (in Ratio)			1.25
Ratio of funded debt to EBITDA to be maintained according to covenant			2.5	2.25

LONG-TERM DEBT (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt, total	$ 3,507	$ 6,025
Less: current portion	1,478	1,484
Net total long-term debt	2,029	4,541
Wells Fargo [Member] | Senior Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread on variable base if spread plus base is greater than the fixed rate (in Percent)	3.50%
Term Note [Member]
Debt Instrument [Line Items]
Long-term debt, total	2,500	0
Note Payable to Bank [Member]
Debt Instrument [Line Items]
Payment frequency (Description)	Monthly
Monthly principal payments	3
Date of maturity (Date)	Nov 16, 2014
Fixed interest rate (in Percent)	8.00%
Long-term debt, total	63	94
John Martell Subordinated Debt [Member]
Debt Instrument [Line Items]
Payment frequency (Description)	Monthly
Effective interest rate (in Percent)		7.50%
BDeWees Subordinated Debt [Member]
Debt Instrument [Line Items]
Payment frequency (Description)	Monthly
Effective interest rate (in Percent)		10.50%
Xgen III Subordinated Debt [Member]
Debt Instrument [Line Items]
Payment frequency (Description)	Monthly
Effective interest rate (in Percent)		10.50%
Notes Payable [Member]
Debt Instrument [Line Items]
Long-term debt, total	0	3,982
M & E Loan [Member]
Debt Instrument [Line Items]
Long-term debt, total	0	972
Capital lease obligations [Member]
Debt Instrument [Line Items]
Long-term debt, total	$ 944	$ 977

LONG-TERM DEBT (Summary of Assets Under Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Less accumulated depreciation, assets under capital leases	$ (713)	$ (541)
Capital leased assets, net	448	620
Machinery and Equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	746	746
Vehicles and Trailers [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	84	84
Computer Equipment and Software [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	240	240
Furniture and Office Equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	$ 91	$ 91

LONG-TERM DEBT (Schedule of Minimum Future Lease Payments Under Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Capital leases, 2013	$ 1,050
Less imputed interest	(106)
Present value of net minimum lease payments	$ 944

LONG-TERM DEBT (Debt Schedule Of Maturities Of Long Term Debt In Subsequent Periods) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
2013	$ 1,478
2014	529
2015	500
2016	500
2017	500
Long-term debt, total	$ 3,507	$ 6,025

LONG-TERM DEBT (Summary of Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
Interest expense on principal	$ 690	$ 966
Amortization of debt issue costs	47	3
Interest expense, total	$ 737	$ 969

LONG-TERM DEBT (Summary of Company's Warrant Activity) (Details) (Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants outstanding at beginning of year (in Shares)	308,197	308,197
Warrants granted (in Shares)	0	0
Warrants exercised (in Shares)	0	0
Warrants forfeited (in Shares)	(300,118)	0
Warrants outstanding at end of year (in Shares)	8,079	308,197
Weighted-Average Exercise Price at beginning of year (in Dollars per Share)	$ 8.28	$ 8.28
Weighted-Average Exercise Price, granted (in Dollars per Share)	$ 0	$ 0
Weighted-Average Exercise Price, exercised (in Dollars per Share)	$ 0	$ 0
Weighted-Average Exercise Price, forfeited (in Dollars per Share)	$ (8.5)	$ 0
Weighted-Average Exercise Price at end of year (in Dollars per Share)	$ 0.25	$ 8.28

LONG-TERM DEBT (Summary of Outstanding Warrants) (Details) (Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-Average Exercise Price (in Dollars per Share)	$ 0.25	$ 8.28	$ 8.28
Warrants outstanding (in Shares)	8,079	308,197	308,197
Weighted-Average Remaining Contractual Life (Years) (in Duration)	5 months 1 day

STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2008	Aug. 31, 2005
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted (in Shares)	31,000	0
Restricted stock, service period (in Duration)	5 years
2005 Stock Option Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant (in Shares)			200,000	80,000
Stock options, expiration period (in Duration)	5 years
Stock options, percentage cumulative increments exercisable (in Percent)	25.00%
Percent fair market value stock options granted must equal (in Percent)	100.00%
Minimum percent voting powers owned, to be granted stock options under plan (in Percent)	10.00%
Minimum fair market value of common stock, at date of grant (in Percent)	110.00%
Options granted (in Shares)	31,000	0
Number of options forfeited or exercised (in Shares)	138,000
Total number of shares granted under stock option plan (in Shares)	220,000
Shares available for grant (in Shares)	118,000
Compensation expense related to stock options	$ 2,000	$ 0
2005 Restricted Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant (in Shares)				100,000
Shares available for grant (in Shares)	78,000
Shares issued during period (in Shares)	12,000
Restricted stock vested	$ 0
Restricted stock, service period (in Duration)	3 years

STOCK BASED COMPENSATION (Summary of Weighted-Average Assumptions for Option Grants) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Expected volatility, option grants (in Percent)	48.89%
Risk free interest rate, option grants (in Percent)	0.60%
Expected term, option grants (Duration)	3 years 9 months
Vesting period, option grants (in Duration)	4 years
Contractual term (in Duration)	5 years
Weighted average fair value, option grants (in Dollars per Share)	$ 0.11

STOCK BASED COMPENSATION (Schedule of Stock Option Plan Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Stock Based Compensation [Abstract]
Options outstanding at beginning of year (in Shares)	53,000	72,200
Options granted (in Shares)	31,000	0
Options exercised (in Shares)	0	0
Options forfeited (in Shares)	(2,000)	(19,200)
Options outstanding at end of year (in Shares)	82,000	53,000
Options vested and exercisable (in Shares)	31,472	14,500
Weighted Average Exercise Price, options outstanding at beginning of year (in Dollars per Share)	$ 0.76	$ 2.19
Weighted Average Exercise Price, options granted (in Dollars per Share)	$ 0.35	$ 0
Weighted Average Exercise Price, options exercised (in Dollars per Share)	$ 0	$ 0
Weighted Average Exercise Price, options forfeited (in Dollars per Share)	$ 5.38	$ 6.15
Weighted Average Exercise Price, options outstanding at end of year (in Dollars per Share)	$ 0.47	$ 0.76
Weighted Average Exercise Price, options vested and exercisable (in Dollars per Share)	$ 0.62	$ 1.3
Weighted Average Remaining Contractual Term, options outstanding (in Duration)	2 years 8 months 9 days	3 years 3 months 22 days
Weighted Average Remaining Contractual Term, options vested and exercisable (in Duration)	1 year 4 months 10 days	2 years 4 months 10 days
Aggregate Intrinsic Value, options outstanding at beginning of year	$ 4	$ 0	$ 9
Aggregate Intrinsic Value, options exercised	0	0
Aggregate Intrinsic Value, options vested and exercisable	$ 13	$ 0

STOCK BASED COMPENSATION (Schedule of Restricted Stock Plan Activity) (Details) (2005 Restricted Stock Purchase Plan [Member], Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
2005 Restricted Stock Purchase Plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock, non-vested at beginning of year (in Shares)	10,000	12,000
Restricted stock, granted (in Shares)	12,000	0
Restricted stock, vested (in Shares)	0	0
Restricted stock, forfeited (in Shares)	0	(2,000)
Restricted stock, non-vested at end of year (in Shares)	22,000	10,000
Weighted-Average Exercise Price at beginning of year (in Dollars per Share)	$ 0.35	$ 1.33
Weighted-Average Exercise Price, granted (in Dollars per Share)	$ 0.39	$ 0
Weighted-Average Exercise Price, exercised (in Dollars per Share)	$ 0	$ 0
Weighted-Average Exercise Price, forfeited (in Dollars per Share)	$ 0	$ 6.23
Weighted-Average Exercise Price at end of year (in Dollars per Share)	$ 0.37	$ 0.35

INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Tax Carryforward [Line Items]
Valuation allowance reversed	$ 1,942
Income tax expense	79	0
Years open to examination (Description)	2008 through 2012
NOL Carryforward [Member]
Other Tax Carryforward [Line Items]
Tax credit carryforward	17,164
Expiration date of tax carryforwards (Date)	2023 through 2030
Capital Loss Carryforward [Member]
Other Tax Carryforward [Line Items]
Tax credit carryforward	6,080
Expiration date of tax carryforwards (Date)	2015
Unused Work Opportunity Credits [Member]
Other Tax Carryforward [Line Items]
Tax credit carryforward	124
Expiration date of tax carryforwards (Date)	2026 through 2029
Employers Affected By Hurricanes [Member]
Other Tax Carryforward [Line Items]
Tax credit carryforward	$ 7
Expiration date of tax carryforwards (Date)	2026 through 2029

INCOME TAXES (Significant Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets:
Net Operating Loss Carryforwards	$ 6,866	$ 7,418
Capital Loss Carryforwards	2,432	2,432
Tax Credit Carryforwards	131	124
Accounts Receivable	4	55
Inventory	361	431
Warranty Reserve	65	34
Property, Equipment and Intangibles	1,176	1,451
Accrued Expenses and Other	0	17
Total Gross Deferred Tax Assets	11,035	11,962
Valuation Allowance	(9,093)	(11,962)
Total Net Deferred Tax Assets	$ 1,942	$ 0

INCOME TAXES (Effective Tax Rate Reconcilliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Statutory U.S. federal income tax rate (in Percent)	34.00%	34.00%
State taxes, net of federal benefit (in Percent)	5.60%	5.60%
Permanent differences (in Percent)	1.30%	8.50%
Change in valuation allowance (in Percent)	(121.40%)	(48.10%)
Effective tax rate (in Percent)	(80.50%)	0.00%

OPERATING LEASE COMMITMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Lease Commitments [Abstract]
Total rent expense	$ 1,388	$ 1,226
Lease expense due to related party	968	1,020
Rent expense, operating leases	446	401
Due to affiliates	$ 3,244

OPERATING LEASE COMMITMENTS (Schedule of Future Minimum Lease Payments Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Lease Commitments [Abstract]
Operating lease payments due, 2013	$ 1,528
Operating lease payments due, 2014	1,504
Operating lease payments due, 2015	1,388
Operating lease payments due, 2016	999
Operating lease payments due, 2017	679
Operating lease payments due, total	$ 6,098

RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Number of subordinated notes, due to related parties, retired (in Notes)	3
Outstanding aggregate balance	$ 2,180	$ 3,982
Interest expense	$ 354	$ 596

RETIREMENT PLANS (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Abstract]
Number of defined contribution plans (in Plans)	$ 2
Company contributions	$ 26	$ 0

CONCENTRATIONS OF CREDIT RISK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Steel Metal Scrap Industry [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	22.00%	36.00%
Rail Industry [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	36.00%	25.00%
Power Industry [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	6.00%	10.00%
Major Customer 1 [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	13.00%	13.00%
Major Customer 1 [Member] | Sales Revenue [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	18.00%	21.00%
Major Customer 2 [Member] | Sales Revenue [Member]
Concentration Risk [Line Items]
Percentage concentration risk (in Percent)	17.00%

COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Percentage of employees covered by collective bargaining agreements (in Percent)	12.00%	14.00%
Date of employment agreement with newly appointed President and CEO (Date)	Jun 18, 2010
Length of employment contract and each successive renewed contract (in Duration)	1 year
Length of time required to preceed end of employment contract for request of termination or renegotiation (in Duration)	3 months
Length of time CEO is allowed to continue to receive base salary and company-paid health insurance subsequent to termination of employment contract (in Duration)	6 months

SEGMENT INFORMATION (Schedule Of Financial Information Concerning The Company's Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Service revenue	$ 27,990	$ 30,651
Product sales	21,712	15,236
Depreciation included in the cost of revenues	1,090	1,427
Gross profit	11,870	9,444
Other depreciation & amortization	575	597
Interest expense	737	969
Net income (loss)	4,176	654
Total assets	26,445	24,784
Capital expenditures	749	279
Industrial Services [Member]
Segment Reporting Information [Line Items]
Service revenue	27,990	30,651
Product sales	4,184	3,198
Depreciation included in the cost of revenues	908	1,066
Gross profit	6,578	6,720
Other depreciation & amortization	464	474
Interest expense	139	134
Net income (loss)	(250)	44
Total assets	18,951	20,396
Capital expenditures	493	134
Rail Services [Member]
Segment Reporting Information [Line Items]
Service revenue	0	0
Product sales	17,528	12,038
Depreciation included in the cost of revenues	182	361
Gross profit	5,292	2,724
Other depreciation & amortization	2	3
Interest expense	7	9
Net income (loss)	3,238	1,264
Total assets	4,681	3,643
Capital expenditures	206	8
Corporate [Member]
Segment Reporting Information [Line Items]
Service revenue	0	0
Product sales	0	0
Depreciation included in the cost of revenues	0	0
Gross profit	0	0
Other depreciation & amortization	109	120
Interest expense	591	826
Net income (loss)	1,188	(654)
Total assets	2,813	745
Capital expenditures	50	137
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Service revenue	0	0
Product sales	0	0
Depreciation included in the cost of revenues	0	0
Gross profit	0	0
Other depreciation & amortization	0	0
Interest expense	0	0
Net income (loss)	0	0
Total assets	0	0
Capital expenditures	$ 0	$ 0

SUPPLEMENTAL DISCLOSURES ON NON-CASH FINANCING ACTIVITIES (Summary of Supplemental Non-Cash Financing Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplemental Disclosures of Non-Cash Investing and Financing Activities [Abstract]
Reduction of note payable through offset of receivable from a related party	$ 0	$ 379

INCOME PER SHARE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Per Share [Abstract]
Warrants to purchase shares of common stock (in Shares)		308,197
Dilutive options (in Shares)	1,000
Options to purchase shares of common stock (in Shares)	82,000	53,000	72,200

INCOME PER SHARE (Computation of Basic and Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Per Share [Abstract]
Net income	$ 4,176	$ 654
Weighted-average common shares outstanding (basic) (in Shares)	11,785,750	11,785,826
Effect of dilutive securities from equity awards (in Shares)	264,750	0
Weighted-average common shares outstanding (diluted) (in Shares)	12,050,500	11,785,826
Basic earnings per share (in Dollars per Share)	$ 0.35	$ 0.06
Dilutive earnings per share (in Dollars per Share)	$ 0.35	$ 0.06

SUBSEQUENT EVENT (Narrative) (Details) (USD $)	Dec. 31, 2012
Subsequent Event [Abstract]
Guaranteed price per share under merger agreement (in Dollars per Share)	$ 1.415